Consolidates Statement Of Change In Equity Statement - GBP (£) £ in Thousands	Total	Share capital	Share premium account	Share- based payment reserve	Merger reserve	Special reserve	Currency translation reserve	Accumulated losses reserve
Beginning balance at Jan. 31, 2015	£ 12,962	£ 411	£ 24,101	£ 2,597	£ (1,943)	£ 19,993	£ 62	£ (32,259)
Loss for the year	(20,137)	0	0	0	0	0	0	(20,137)
Currency translation adjustment	(41)	0	0	0	0	0	(41)
Total comprehensive loss for the year	(20,178)	0	0	0	0	0	(41)	(20,137)
New share capital issued	26,101	198	25,903	0	0	0	0	0
Transaction costs on share capital issued	(4,187)	0	(4,187)	0	0	0	0	0
Share options exercised	222	4	218	0	0	0	0	0
Share-based payment	1,160	0	0	1,160		0	0	0
Ending balance at Jan. 31, 2016	16,080	613	46,035	3,757	(1,943)	19,993	21	(52,396)
Loss for the year	(21,371)	0	0	0	0	0	0	(21,371)
Currency translation adjustment	29	0	0	0	0	0	29	0
Total comprehensive loss for the year	(21,342)	0	0	0	0	0	29	(21,371)
New share capital issued from exercise of warrants	107	2	105	0	0	0	0	0
Share options exercised	283	3	280	0	0	0	0	0
Share-based payment	1,379	0	0	1,379		0	0	0
Ending balance at Jan. 31, 2017	(3,493)	618	46,420	5,136	(1,943)	19,993	50	(73,767)
Loss for the year	(7,131)	0	0	0	0	0	0	(7,131)
Currency translation adjustment	(13)	0	0	0	0	0	(13)
Total comprehensive loss for the year	(7,144)	0	0	0	0	0	(13)	(7,131)
New share capital issued	14,931	84	14,847	0	0	0	0	0
Transaction costs on share capital issued	(1,428)	0	(1,428)	0	0	0	0	0
Issue of Ordinary Shares as consideration for a business combination	5,000	30	0	0	4,970	0	0	0
New share capital issued from exercise of warrants	10	1	9	0	0	0	0	0
Share options exercised	392	3	389	0	0	0	0	0
Share-based payment	1,607	0	0	1,607	0	0	0	0
Ending balance at Jan. 31, 2018	£ 9,875	£ 736	£ 60,237	£ 6,743	£ 3,027	£ 19,993	£ 37	£ (80,898)